Pension and Severance Plans (Fair Values of Assets Held by Japanese and Foreign Plans) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2019		Mar. 31, 2018		Mar. 31, 2017
Japan
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held		¥ 742,204		¥ 711,077		¥ 699,008
Japan | Cash and cash equivalents
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held		10,689		9,446
Japan | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held	[1]	140,559		138,443
Japan | Government bonds
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held	[2]	210,817		225,879
Japan | Corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held	[3]	97,519		79,323
Japan | Asset-backed securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held	[4]	1,537		121
Japan | Commingled funds
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held	[5]	138,455		122,950
Japan | Commodity Funds
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held	[6]	21,674		21,136
Japan | Private equity
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held	[7]	27,956		24,144
Japan | Hedge funds
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held	[8]	71,606		70,204
Japan | Real estate and other
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held	[9]	21,392		19,431
Foreign plans
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held		274,749		269,745		259,177
Foreign plans | Cash and cash equivalents
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held		4,340		2,377
Foreign plans | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held	[10]	23,766		30,916
Foreign plans | Government bonds
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held	[11]	84,761		78,129
Foreign plans | Corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held	[12]	32,749		26,424
Foreign plans | Asset-backed securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held		1,115		960
Foreign plans | Commingled funds
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held	[13]	76,503		75,785
Foreign plans | Real estate and other
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held	[9]	33,207		36,484
Foreign plans | Insurance contracts
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held	[14]	18,308		18,670
Level 1 | Japan
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held		146,402		143,537
Level 1 | Japan | Cash and cash equivalents
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held		10,689		9,446
Level 1 | Japan | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held	[1]	135,713		134,091
Level 1 | Foreign plans
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held		27,453		32,191
Level 1 | Foreign plans | Cash and cash equivalents
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held		4,340		2,377
Level 1 | Foreign plans | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held	[10]	23,113		29,814
Level 2 | Japan
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held		474,848		453,761
Level 2 | Japan | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held	[1]	4,846		4,352
Level 2 | Japan | Government bonds
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held	[2]	210,817		225,879
Level 2 | Japan | Corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held	[3]	97,519		79,323
Level 2 | Japan | Asset-backed securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held	[4]	1,537		121
Level 2 | Japan | Commingled funds
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held	[5]	138,455		122,950
Level 2 | Japan | Commodity Funds
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held	[6]	21,674		21,136
Level 2 | Foreign plans
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held		212,713		193,546
Level 2 | Foreign plans | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held	[10]	653		1,102
Level 2 | Foreign plans | Government bonds
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held	[11]	84,761		78,129
Level 2 | Foreign plans | Corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held	[12]	32,749		21,121
Level 2 | Foreign plans | Asset-backed securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held		1,115		960
Level 2 | Foreign plans | Commingled funds
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held	[13]	76,503		75,785
Level 2 | Foreign plans | Real estate and other
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held	[9]	11,118		10,508
Level 2 | Foreign plans | Insurance contracts
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held	[14]	5,814		5,941
Level 3 | Japan
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held		120,954		113,779		106,950
Level 3 | Japan | Private equity
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held		27,956	[7]	24,144	[7]	21,790
Level 3 | Japan | Hedge funds
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held		71,606	[8]	70,204	[8]	67,235
Level 3 | Japan | Real estate and other
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held		21,392	[9]	19,431	[9]	17,925
Level 3 | Foreign plans
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held		34,583		44,008		29,855
Level 3 | Foreign plans | Corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held				5,303	[12]	6,926
Level 3 | Foreign plans | Real estate and other
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held		22,089	[9]	25,976	[9]	¥ 22,929
Level 3 | Foreign plans | Insurance contracts
Defined Benefit Plan Disclosure [Line Items]
Fair values of the assets held	[14]	¥ 12,494		¥ 12,729

[1]	Includes approximately 52 percent and 51 percent of Japanese equity securities, and 48 percent and 49 percent of foreign equity securities for the fiscal years ended March 31, 2018 and 2019, respectively.
[2]	Includes approximately 49 percent and 48 percent of debt securities issued by Japanese national and local governments, and 51 percent and 52 percent of debt securities issued by foreign national and local governments for the fiscal years ended March 31, 2018 and 2019, respectively.
[3]	Includes debt securities issued by Japanese and foreign corporation and government related agencies.
[4]	Includes primarily mortgage-backed securities.
[5]	Commingled funds represent pooled institutional investments, including primarily investment trusts. They include approximately 51 percent and 50 percent of investments in equity, 48 percent and 49 percent of investments in fixed income, and 1 percent and 1 percent of investments in other for the fiscal years ended March 31, 2018 and 2019, respectively.
[6]	Represents commodity futures funds.
[7]	Includes multiple private equity funds of funds that primarily invest in venture, buyout, and distressed markets in the United States and Europe.
[8]	Includes primarily funds that invest in a portfolio of a broad range of hedge funds to diversify the risks and reduce the volatilities associated with a single hedge fund.
[9]	Includes primarily private real estate investment trusts.
[10]	Includes primarily foreign equity securities.
[11]	Includes primarily foreign government debt securities.
[12]	Includes primarily foreign corporate debt securities.
[13]	Commingled funds represent pooled institutional investments including mutual funds, common trust funds, and collective investment funds. They are primarily comprised of foreign equities and fixed income investments.
[14]	Represents annuity contracts with or without profit sharing.